Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001563577
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	GALERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39114
Entity Tax Identification Number	46-1454898
Entity Address, Address Line One	45 Liberty Blvd #230
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	725-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true